Statement of Financial Position - Parenthetical	Aug. 31, 2012	Aug. 31, 2011
Balance Sheets - Parenthetical
Common Stock, Shares Authorized	650,000,000	650,000,000
Common Stock, Shares Issued	87,218,106	75,590,749
Common Stock, Shares Outstanding	87,218,106	75,590,749